Description of Organization and Business Operations (Details)				3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 22, 2023 USD ($) $ / shares shares	Jun. 02, 2021 USD ($) $ / shares shares	May 25, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares
Description of Organization and Business Operations
Common stock fair value (in dollars per share) | $ / shares				$ 3.75	$ 3.75
Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item					1		1
Common stock fair value (in dollars per share) | $ / shares				$ 10.00	$ 10.00		$ 10.00
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering | shares					2,250,000		2,250,000
Net proceeds of sale					$ 171,600,000		$ 171,600,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%		20.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete Business Combination					50.00%		50.00%
Minimum net tangible assets upon consummation of Business Combination				$ 5,000,001	$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without Company's prior written consents					20		0.80
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%		100.00%
Redemption period upon closure							24 months
Maximum allowed dissolution expenses					$ 100,000
Operating bank accounts					41,000		$ 600,000
Working capital					6,200,000		2,000,000.0
Working Capital Loans outstanding					$ 416,710		0
Redemption of exercised shares | shares	11,078,000			6,083,500	6,083,500
Redemption of common stock	$ 113,296,457			$ 113,296,457	$ 113,296,457
Proceeds received from initial public offering, gross						$ 171,615,000
Sponsor | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Payments for investment of cash in Trust Account					25,000		25,000
Repayment of promissory note - related party					$ 67,000		$ 67,000
Common Stock | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Redemption of exercised shares | shares	11,078,000
Redemption price per share | $ / shares	$ 10.227
Redemption of common stock	$ 113,300,000
Common Stock | Public Warrants | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Redemption price per share | $ / shares	$ 0.03
Redemption of common stock	$ 165,000
Initial Public Offering | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Number of units sold in Initial Public Offering (in shares) | shares			15,000,000
Common stock fair value (in dollars per share) | $ / shares			$ 10.00	$ 10.00	$ 10.00		$ 10.00
Gross proceeds from Initial Public Offering			$ 150,000,000.0
Offering costs			8,800,000
Deferred underwriting commissions			5,300,000
Maximum allowed dissolution expenses							$ 100,000
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00		$ 10.00
Proceeds received from initial public offering, gross			$ 150,000,000.0
Initial Public Offering | Common Stock | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Number of units sold in Initial Public Offering (in shares) | shares					8,153,833		17,161,500
Redemption of exercised shares | shares				17,161,500	17,161,500
Private Placement | Private Placement Warrants | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares			4,433,333				4,433,333
Price of warrant (in dollars per warrant) | $ / shares			$ 1.50				$ 1.50
Proceeds from sale of Private Placement Warrants			$ 6,700,000				$ 6,700,000
Private Placement | Additional Private Placement Warrants | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Price of warrant (in dollars per warrant) | $ / shares		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 432,000
Additional units sold of shares | shares		288,200
Over-allotment option | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Number of units sold in Initial Public Offering (in shares) | shares		2,161,500
Gross proceeds from Initial Public Offering		$ 21,600,000
Offering costs		1,200,000
Period of option to purchase additional units for underwriter			45 days
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering | shares			2,250,000
Deferred underwriting fess		757,000
Proceeds received from initial public offering, gross		$ 21,600,000
Over-allotment option | Private Placement Warrants | Graf Acquisition Corp. IV [Member]
Description of Organization and Business Operations
Price of warrant (in dollars per warrant) | $ / shares							$ 10.00
Proceeds from sale of Private Placement Warrants							$ 171,600,000